UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number: ______
   This Amendment (Check only one.):      [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             MAK Capital One LLC
Address:          590 Madison Ave, 9th Floor
                  New York, New York 10022


Form 13F File Number: 028-12344

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Michael Kaufman
Title:            Managing Member
Phone:            (212) 486-3211

Signature, Place, and Date of Signing:

  /s/ Michael Kaufman       New York, New York    February 17, 2009
-----------------------  -----------------------  -----------------
      [Signature]             [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     40

Form 13F Information Table Value Total:     $215,424 (thousands)


List of Other Included Managers:

No.  13F File No.  Name
---  ------------  ----
01   028-05431     Sunrise Partners Limited Partnership

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FORM 13F INFORMATION TABLE                     Name of Reporting Manager:        MAK Capital One LLC
For Quarter Ended: 12/31/08
                                               Name of Other Reporting Manager:  01 = Sunrise Partners Limited Partnership
                                                                    SHARES/
                                TITLE OF                     VALUE   PRN       SH/  PUT/ INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER                  CLASS            CUSIP     (x$1000)  AMT       PRN  CALL DISCRETN MANAGERS   SOLE     SHARED    NONE
--------------                  --------         ------    -------- --------  ---- ---- -------- --------    ----      ------   ----
ACCELRYS INC                    COM              00430U103  10,568   2,423,905           SOLE               2,423,905
ACCELRYS INC                    COM              00430U103   6,692   1,534,780           DEFINED    01                  1,534,780
ACETO CORP                      COM              004446100  12,034   1,202,197           SOLE               1,202,197
ACETO CORP                      COM              004446100   6,805     679,777           DEFINED    01                    679,777
AGILYSYS INC                    COM              00847J105  10,322   2,422,932           SOLE               2,422,932
AGILYSYS INC                    COM              00847J105   7,550   1,772,286           DEFINED    01                  1,772,286
BROADRIDGE FINL SOLUTIONS IN    COM              11133T103   7,113     567,200           SOLE                 567,200
BROADRIDGE FINL SOLUTIONS IN    COM              11133T103   3,614     288,212           DEFINED    01                    288,212
CHAMPION ENTERPRISES INC        COM              158496109     784   1,399,400           SOLE               1,399,400
CHAMPION ENTERPRISES INC        COM              158496109     397     709,353           DEFINED    01                    709,353
CHAMPION ENTERPRISES INC        NOTE 2.750% 11/0 158496AC3   1,017      19,370           SOLE                  19,370
CHAMPION ENTERPRISES INC        NOTE 2.750% 11/0 158496AC3     479       9,115           DEFINED    01                      9,115
CADENCE DESIGN SYS INC          COM              127387108   4,862   1,328,500           SOLE               1,328,500
CADENCE DESIGN SYS INC          COM              127387108   2,365     646,264           DEFINED    01                    646,264
DYNEGY INC DEL                  CL A             26817G102   5,192   2,596,100           SOLE               2,596,100
DYNEGY INC DEL                  CL A             26817G102   2,656   1,327,756           DEFINED    01                  1,327,756
ELECTRONIC ARTS                 COM              285512109  12,205     760,900           SOLE                 760,900
ELECTRONIC ARTS                 COM              285512109   6,177     385,113           DEFINED    01                    385,113
EQUITABLE RES INC               COM              26884L109  15,279     455,400           SOLE                 455,400
EQUITABLE RES INC               COM              26884L109   7,816     232,971           DEFINED    01                    232,971
EXACT SCIENCES CORP             COM              30063P105     742   1,302,459           SOLE               1,302,459
EXACT SCIENCES CORP             COM              30063P105     617   1,082,273           DEFINED    01                  1,082,273
GOLDEN STAR RES LTD CDA         COM              38119T04    4,587   4,586,602           SOLE               4,586,602
GOLDEN STAR RES LTD CDA         COM              38119T04    2,336   2,336,194           DEFINED    01                  2,336,194
HELMERICH AND PAYNE             COM              423452101   7,355     323,300           SOLE                 323,300
HELMERICH AND PAYNE             COM              423452101   3,751     164,900           DEFINED    01                    164,900
KNOT INC                        COM              499184109     290      34,900           SOLE                  34,900
KNOT INC                        COM              499184109     148      17,809           DEFINED    01                     17,809
LUCENT TECHNOLOGIES INC         DBCV 2.750% 6/1  549463AG2  18,848      24,800           SOLE                  24,800
LUCENT TECHNOLOGIES INC         DBCV 2.750% 6/1  549463AG2   9,652      12,700           DEFINED    01                     12,700
NEUROBIOLOGICAL TECHNOLOGIES    COM              64124W106   1,124   3,627,192           SOLE               3,627,192
NEUROBIOLOGICAL TECHNOLOGIES    COM              64124W106     494   1,592,865           DEFINED    01                  1,592,865
PERMA-FIX ENVIRONMENTAL SVCS    COM              714157104   1,972   1,577,305           SOLE               1,577,305
PERMA-FIX ENVIRONMENTAL SVCS    COM              714157104   1,005     803,829           DEFINED    01                    803,829
TRANSOCEAN LTD                  COM              H8817H100  12,436     263,200           SOLE                 263,200
TRANSOCEAN LTD                  COM              H8817H100   6,289     133,100           DEFINED    01                    133,100
WEBMD CORP                      NOTE 1.750% 6/1  94769MAE5   8,828      10,700           SOLE                  10,700
WEBMD CORP                      NOTE 1.750% 6/1  94769MAE5   4,517       5,475           DEFINED    01                      5,475
ZYGO CORP                       COM              989855101   4,289     620,657           SOLE                 620,657
ZYGO CORP                       COM              989855101   2,217     320,842           DEFINED    01                    320,842


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